Stockholders' Equity (Deficit) (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Number Outstanding		6,169,497
Weighted Average Remaining Contractual Life		1 year 2 months 23 days
Weighted Average Exercise Price, Exercisable		$ 1.50
Number Exercisable		6,169,497
Weighted Average Exercise Price		$ 1.50
Warrant 1
Exercise Price	$ 1.50	$ .50
Number Outstanding	6,502,497	30,000
Weighted Average Remaining Contractual Life	9 months	4 days
Weighted Average Exercise Price, Exercisable	$ 1.50	$ .50
Number Exercisable	6,502,497	30,000
Weighted Average Exercise Price	$ 1.50	$ .50
Warrant 2
Exercise Price		$ 1.50
Number Outstanding		6,127,497
Weighted Average Remaining Contractual Life		1 year 2 months 26 days
Weighted Average Exercise Price, Exercisable		$ 1.50
Number Exercisable		6,127,497
Weighted Average Exercise Price		$ 1.50
Warrant 3
Exercise Price		$ 2.50
Number Outstanding		1,200
Weighted Average Remaining Contractual Life		3 months 18 days
Weighted Average Exercise Price, Exercisable		$ 2.50
Number Exercisable		1,200
Weighted Average Exercise Price		$ 2.50